Exhibit 1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ACRES Commercial Realty Corp. (the “Company”)

J.P. Morgan Securities LLC
Barclays Capital Inc.

Raymond James & Associates, Inc.
(together, the “Specified Parties”)

Re: ACRES Commercial Realty 2021-FL2 Issuer, Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ACRES 2021-FL2 – Accounting Tape.xlsx” provided by the Company on November 19, 2021 (the “Data File”), containing information on 23 mortgage assets and 24 related mortgaged properties as of November 5, 2021 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by ACRES Commercial Realty 2021-FL2 Issuer, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes, provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.1000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or

2

other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia November 19, 2021

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report/Engineering Report
Property City	Appraisal Report/Engineering Report
Property State	Appraisal Report/Engineering Report
Property Zip Code	Appraisal Report/Engineering Report/USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranties
Related Borrower (Y/N)	Guaranties
Note Date	Promissory Note/Loan Agreement/Deed of Trust
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement/Servicer Report
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust
A-1

Attribute	Source Document(s)
Origination Date Future Funding Commitment ($)	Promissory Note/Loan Agreement/Deed of Trust
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Loan Cut-off Date Balance ($)	Servicer Report/Loan Agreement/Promissory Note/Settlement Statement
Mortgage Loan Current Commitment Balance	Servicer Report/Loan Agreement/Promissory Note/Settlement Statement
Junior Participation Current Commitment Balance	Promissory Note/Loan Agreement/Deed of Trust
Junior Participation Cut-off Date Balance	Promissory Note/Loan Agreement/Deed of Trust
Junior Participation Future Funding Cut-off Date Balance	Promissory Note/Loan Agreement/Deed of Trust
Junior Participation Balloon Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Junior Participation Margin	Promissory Note/Loan Agreement/Deed of Trust
Junior Participation Rate Floor	Promissory Note/Loan Agreement/Deed of Trust
Junior Participation Rate Cap	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Junior Participation Rate %	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Asset Cut-off Date Balance ($)	Servicer Report/Loan Agreement/Promissory Note/Settlement Statement
Initial Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
1st Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
2nd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
3rd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
A-2

Attribute	Source Document(s)
4th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
5th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee %	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee Balance	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Asset Margin %	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating (SP/Moody)	Bloomberg Screenshot
LIBOR Cap Termination Date	LIBOR Cap Confirmation
LIBOR Cap Notional Amount	LIBOR Cap Confirmation
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
Fully Funded Junior Participation Rate %	Promissory Note/Loan Agreement/Deed of Trust
B Note / Mezz Loan %	Promissory Note/Loan Agreement/Deed of Trust
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
A-3

Attribute	Source Document(s)
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Original Yield Maintenance or Minimum Interest Term	Promissory Note/Loan Agreement/Deed of Trust
Rate for Prepayment Protection	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amortization Style	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate Mechanics	Promissory Note/Loan Agreement/Deed of Trust
Amortization Basis	Promissory Note/Loan Agreement/Deed of Trust
Origination Date Appraisal Date	Origination Date Appraisal
Origination Date Appraised Value	Origination Date Appraisal
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
A-4

Attribute	Source Document(s)
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
A-5

Attribute	Source Document(s)
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy/Promissory Note/Deed of Trust
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties/Loan Agreement
Recourse Carveout Guarantor	Guaranties/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy/Deed of Trust
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement/Loan Agreement
Lockbox Trigger Event	Cash Management Agreement/Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Environmental Escrow	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
A-6

Attribute	Source Document(s)
Upfront Tax Escrow	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Tax Escrow Cap	Reserve Agreement/Deed of Trust/Loan Agreement/Settlement Statement
Springing Tax Escrow Description	Reserve Agreement/Deed of Trust/Loan Agreement/Settlement Statement
Upfront Insurance Escrow	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Deed of Trust/Reserve Agreement/Loan Agreement/Settlement Statement
Insurance Cap	Reserve Agreement/Loan Agreement/Settlement Statement
Springing Insurance Escrow Description	Reserve Agreement/Loan Agreement/Settlement Statement
Upfront Replacement Reserve	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Replacement Reserve Cap	Reserve Agreement/Loan Agreement/Settlement Statement
Springing Replacement Reserve Description	Reserve Agreement/Loan Agreement/Settlement Statement
Upfront TI/LC Reserve	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
A-7

Attribute	Source Document(s)
Monthly TI/LC Reserve ($)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
TI/LC Reserve Cap ($)	Reserve Agreement/Loan Agreement/Settlement Statement
Springing TI/LC Reserve Description	Reserve Agreement/Loan Agreement/Settlement Statement
Upfront Other Reserve 1 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Other Escrow 1 Cap	Reserve Agreement/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Reserve Agreement/Loan Agreement/Settlement Statement
Upfront Other Reserve 2 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Other Escrow 2 Cap	Reserve Agreement/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Reserve Agreement/Loan Agreement/Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
A-8

Attribute	Source Document(s)
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Certified Rent Roll/Underwritten Rent Roll
Property Manager	Management Agreement/Assignment of Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement/Deed of Trust
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement/ Deed of Trust
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non-Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
2nd Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
2nd Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
2nd Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
3rd Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
3rd Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
3rd Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
4th Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
4th Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
4th Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
5th Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
5th Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
5th Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
A-9

Attribute	Source Document(s)
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust
Rate	Promissory Note/Loan Agreement/Deed of Trust
Floor	Promissory Note/Loan Agreement/Deed of Trust
Maturity	Promissory Note/Loan Agreement/Deed of Trust
Amort	Promissory Note/Loan Agreement/Deed of Trust
In-place Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report/Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt Type	Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt Type Interest Rate	Promissory Note/Loan Agreement/Deed of Trust
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Promissory Note/Loan Agreement/Deed of Trust
A-10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Annual Debt Service Payment (P&I)	For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only,’ Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($). For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only, then Amortizing’ or ‘Amortizing Balloon,’ source from the Amortization Schedule.
Mortgage Loan Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Mortgage Asset Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($).
Mortgage Asset Annual Debt Service Payment (P&I)	For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only,’ Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($). For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only, then Amortizing’ or ‘Amortizing Balloon,’ source from the Amortization Schedule.
Mortgage Asset Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all mortgage assets.
Mortgage Loan Balloon Payment ($)	For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only,’ the amount equal to the Mortgage Loan Current Commitment Balance. For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only, then Amortizing’ or ‘Amortizing Balloon,’ source from the Amortization Schedule.
B-1

Attribute	Source Document(s)
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Cut-off Date Balance ($) of all mortgage assets.
Mortgage Asset Balloon Balance ($)	For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only,’ the amount equal to the Mortgage Asset Cut-off Date Balance ($). For Mortgage Assets where ‘Amortization Type During Initial Term’ is ‘Interest Only, then Amortizing’ or ‘Amortizing Balloon,’ source from the Amortization Schedule.
Pari Passu	Mortgage Loan Cut-off Date Balance ($) minus Mortgage Asset Cut-off Date Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Cut-off Date Total Debt Balance divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Mortgage Asset Cut-off Date Balance / Unit	Mortgage Asset Cut-off Date Balance ($) divided by No of Units.
Mortgage Asset Balloon / Unit	Mortgage Asset Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
First Extension Fee ($)	Mortgage Loan Current Commitment Balance multiplied by First Extension Fee %.
First Extension Floor	Equals the Mortgage Rate Floor (if applicable).
First Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
B-2

Attribute	Source Document(s)
Second Extension Fee ($)	Mortgage Loan Current Commitment Balance multiplied by Second Extension Fee %.
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Third Extension Fee ($)	Mortgage Loan Current Commitment Balance multiplied by Third Extension Fee %. (If applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Fourth Extension Fee ($)	Mortgage Loan Current Commitment Balance multiplied by Fourth Extension Fee %. (If applicable)
Fourth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fourth Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Fifth Extension Fee ($)	Mortgage Loan Current Commitment Balance multiplied by Fifth Extension Fee %. (If applicable)
Fifth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fifth Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Exit Fee ($)	Mortgage Loan Current Commitment Balance multiplied by Exit Fee %.
B-3

Attribute	Source Document(s)
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Loan Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %, rounded according to the methodology set forth in the Loan Agreement/Promissory Note.
Mortgage Loan Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %, rounded according to the methodology set forth in the Loan Agreement/Promissory Note.
Mortgage Asset Rate Floor	The sum of the Mortgage Asset Margin % and the LIBOR Floor %, rounded according to the methodology set forth in the Loan Agreement/Promissory Note.
Mortgage Asset Rate Cap	The sum of the LIBOR Cap Strike Price % and the Mortgage Asset Margin %, rounded according to the methodology set forth in the Loan Agreement/Promissory Note.
IO Number of Months	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the Initial Maturity Date and the First Payment Date.
IO Number of Months through Fully Extended Loan Term	IO Number of Months plus the number of IO payments between and including the Initial Maturity Date and the Fully Extended Maturity Date.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
Fully Funded Mortgage Asset Rate %	The sum of the Mortgage Loan Asset % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Asset Rate Floor and (ii) the Mortgage Asset Rate Cap.
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraisal Value.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
B-4

Attribute	Source Document(s)
Mortgage Asset Cut-off Date (As-Is) LTV Ratio	Mortgage Asset Cut-off Date Balance ($) divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Mortgage Loan Current Commitment Balance divided by Stabilized Appraised Value.
Committed Mortgage Asset (Stabilized) LTV Ratio	Mortgage Loan Current Commitment Balance divided by Stabilized Appraised Value.
Mortgage Loan Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Asset Maturity Date Stabilized LTV Ratio	Mortgage Asset Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Asset Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Asset Cut-off Date Balance ($).
Mortgage Asset Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Asset Cut-off Date Balance ($).
Cut-off Date Mortgage Asset Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Asset Cut-off Date Balance ($).
Cut-off Date Mortgage Asset Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Asset Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
B-5

Attribute	Source Document(s)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Asset Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Asset Cut-off Date Balance ($).
Mortgage Asset Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Asset Cut-off Date Balance ($).
Cut-off Date Mortgage Asset Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Asset Cut-off Date Balance ($).
Cut-off Date Mortgage Asset Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Asset Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Current Commitment Balance.
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Current Commitment Balance.
Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Mortgage Asset Margin and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Mortgage Asset Margin and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Asset Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Current Commitment Balance.
Fully Funded Mortgage Asset Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Current Commitment Balance.
B-6

Attribute	Source Document(s)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Mortgage Loan Current Commitment Balance.
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Mortgage Loan Current Commitment Balance.
Fully Funded Mortgage Asset Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Mortgage Asset Margin and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Asset Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Mortgage Asset Margin and Mortgage Loan Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Asset Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Mortgage Loan Current Commitment Balance.
Fully Funded Mortgage Asset Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Mortgage Loan Current Commitment Balance.
Cut-off Date Total Debt Balance	Equals the Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($).
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Fully Funded Mortgage Loan Rate % multiplied by Cut-off Date Total Debt Balance multiplied by Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
B-7

ATTACHMENT B

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Mortgage Asset The Vic at Interpose was not closed as of the date of this report. Therefore, we were not provided the Source Documents. Therefore, we were instructed by the Company to assume such “Compared Attributes” relating to this Mortgage Asset is accurate and not to perform any procedure.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared or Recomputed Attribute(s):

Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
The Vic at Interpose; 55 Resort Apartments; Hilton President; Highline Storage Portfolio - USA Storage Center – Panama City; Highline Storage Portfolio – USA Storage Center - Hoschton	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Mortgage Asset Most Recent NOI DSCR; Mortgage Asset Most Recent NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company

B-1